Schedule of reconciliation of income taxes (Details) - CAD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Income Tax
Loss before income taxes	$ (25,145)	$ (35,336)	$ (631)
Statutory tax rate	26.50%	26.50%	26.50%
Expected income tax benefit (expense)	$ (6,664)	$ (9,364)	$ (167)
Permanent differences	719	(1,136)	175
Federal and state tax credits	(288)
Employee share compensation			228
Goodwill impairment loss		4,827	1,087
Adjustment to prior years provision versus statutory tax return	889		724
Adjustment to prior years provision after carry back of tax credits and losses	(1,809)
Changes in statutory, foreign tax, foreign exchange rates and other	183	223	(30)
Change in unrecognized temporary differences	6,121	1,230	929
Total income tax expense (recovery)	(849)	(4,220)	2,946
Current tax expense (recovery)	(477)	953	2,962
Deferred tax expense (recovery)	(372)	(5,173)	(16)
Total income tax expense (recovery)	$ (849)	$ (4,220)	$ 2,946